Cover	Jan. 04, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 04, 2021
Entity File Number	1-8339
Entity Registrant Name	NORFOLK SOUTHERN CORPORATION
Entity Central Index Key	0000702165
Entity Tax Identification Number	52-1188014
Entity Incorporation, State or Country Code	VA
Entity Address, Address Line One	Three Commercial Place
Entity Address, City or Town	Norfolk
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23510-9241
City Area Code	757
Local Phone Number	629-2680
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Norfolk Southern Corporation Common Stock (Par Value $1.00)
Trading Symbol	NSC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false